                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-0203
--------------------------------------------------------------------------------
                          MASSACHUSETTS INVESTORS TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Stephen E. Cavan
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
--------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
--------------------------------------------------------------------------------
                   Date of fiscal year end: December 31, 2002
--------------------------------------------------------------------------------
                     Date of reporting period: June 30, 2003
--------------------------------------------------------------------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

MFS(R) Mutual Funds

SEMIANNUAL REPORT 6/30/03

[graphic omitted]

MASSACHUSETTS INVESTORS TRUST

[graphic omitted]

A path for pursuing opportunity


                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

-------------------------------------------------------------------------------
MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

o data from investment applications and other forms

o share balances and transactional history with us, our affiliates, or others

o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NOT FDIC INSURED                 MAY LOSE VALUE               NO BANK GUARANTEE
         NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
-------------------------------------------------------------------------------

MASSACHUSETTS INVESTORS TRUST

The fund seeks long-term growth of capital with a secondary objective to seek reasonable current income.

TABLE OF CONTENTS

------------------------------------------------------

LETTER FROM THE CHAIRMAN                           1
------------------------------------------------------
MFS ORIGINAL RESEARCH(R)                           4
------------------------------------------------------
MANAGEMENT REVIEW                                  5
------------------------------------------------------
PERFORMANCE SUMMARY                                8
------------------------------------------------------
PORTFOLIO OF INVESTMENTS                          12
------------------------------------------------------
FINANCIAL STATEMENTS                              20
------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     39
------------------------------------------------------
TRUSTEES AND OFFICERS                             48
------------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES
OF INVESTORS                                      50
------------------------------------------------------
CONTACT INFORMATION                               51

------------------------------------------------------------------------------
LETTER FROM THE CHAIRMAN
------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Jeffrey L. Shames]

Our firm was built on the philosophy that bottom-up fundamental research is the best means of achieving superior long-term investment performance. When you're managing billions of dollars for investors, we think you have an obligation to have in-depth, firsthand knowledge of every company owned, anywhere in the world.

We have structured our equity and fixed-income investment teams to capitalize on the strength of our investment process and the global reach of our analysts based around the world. Our global research team is composed of 45 equity research analysts, 27 based in the United States and 18 based abroad, and 26 credit research analysts. Each analyst is assigned one or more specific industries and then charged with identifying the most attractive investment ideas within these industries. Our U.S. and non-U.S. equity research analysts are unified into one team that emphasizes a collaborative process in analyzing securities around the globe. Credit analysts also share their expertise in each segment of the fixed-income market and work as part of the same team ensuring that every member has access to information that may have a material effect on their investment decisions. As MFS(R) continues to grow and as markets become more complex, we believe our structure will enable us to maintain a consistent investment process with the goal of providing strong, long-term investment performance across market capitalizations, investment disciplines, and country borders for our investors.

THINKING GLOBALLY

More companies than ever compete globally and, therefore, we must make investment decisions knowing what is occurring outside of a company's local market. This trend plays to the strength of our environment of collaboration between our analysts and portfolio managers around the globe. The analysts know the most details about individual companies in specific industries and geographic regions. The portfolio managers have broader, cross-industry insights and a wider perspective on companies and industries. Our goal is to make sure those two sets of perspectives coordinate and work well together. As the world's markets become more interdependent, we believe our collaborative environment allows us to produce solid investment ideas for our portfolios.

BUILDING A NETWORK

Simply put, we believe our structure assures that our analysts maintain their peripheral vision rather than becoming too immersed in a specific segment of the market. We do not believe that analysts and portfolio managers - no matter how talented they may be - can succeed by working in a vacuum. Through the latest technology available, our entire research team meets frequently via video and telephone teleconferences, e-mail, and PDAs (personal digital assistants). When we hire new analysts, we require them to spend an average of one year in Boston to learn MFS' culture and to build relationships with their peers. We believe the interaction among our analysts is the key to making our collaborative process work toward delivering superior long-term investment performance for our investors. Our analysts work out of four research offices in Boston, London, Singapore, and Tokyo, and are assigned to specific regions and industries. They meet regularly with their colleagues to discuss world trends affecting the companies they cover.

In addition, our equity and fixed-income analysts often visit company managements as a team. This collaboration is vital because of the different perspectives they bring to their analysis. Because a company's stock price has tended to follow its earnings over time, our equity research analysts tend to focus on gauging earnings potential, a company's position within its industry, and its ability to grow its market share. Conversely, our fixed-income analysts will look at stability of a company's cash flow, the value of its assets, and its capital structure to gauge whether the company can generate enough free cash flow to pay off its debt. As a result of their collaboration, we believe we're able to see a more complete view of a company.

WORKING TOGETHER

Our portfolio managers also work closely with the analysts to select the most appropriate securities for their portfolios from the various recommendations made by the analysts. Opinions are exchanged and ideas are challenged so that each member of our team is involved in our investment process. In fact, our portfolio managers will be the first ones to tell you that many of their best ideas start with the research analysts. We believe our collaborative approach also provides us with an effective way to assess risk. Our portfolio managers are not discouraged from taking on an appropriate level of risk; however, we have rigorous guidelines to assure that the level of risk is measured and monitored and consistent with the investment philosophies of each of our portfolios. All told, we believe our culture empowers the members of our investment team to continue to do their best work and allows them to make better investment decisions.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Jeffrey L. Shames

    Jeffrey L. Shames
    Chairman
    MFS Investment Management(R)

    July 21, 2003

The opinions expressed in this letter are those of MFS and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
MFS ORIGINAL RESEARCH(R)
-------------------------------------------------------------------------------

THE HUMAN SIDE OF MONEY MANAGEMENT

For nearly 80 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

When you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR

o global asset management expertise across all asset classes

o time-tested money management process for pursuing consistent results

o full spectrum of investment products backed by MFS Original Research(R)

o resources and services that match real-life needs

TURNING INFORMATION INTO OPPORTUNITY

Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES:

o meeting with the management of 3,000 companies each year to assess their business plans and the managers' ability to execute those plans

o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products

o analyzing financial statements and balance sheets

o talking extensively with companies' customers and competitors

o developing our own proprietary estimates of companies' earnings

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

MORE POSITIVE MARKET ENVIRONMENT

Investors enjoyed better results during the first six months of 2003 than they had in 2002. Nearly all asset classes showed positive performance. A second-quarter rally gave investors in U.S. and overseas stock markets their best quarter in a few years.

Looking at the global economy, however, we did not see much hard evidence that economic factors - such as unemployment, consumer spending, or business investment - had dramatically improved since the beginning of the year. In our view, the market rally seemed largely based on a combination of relief that the Iraqi situation was contained, hope for stronger economy, earnings improvement in the first quarter, and low interest rates.

DETRACTORS FROM PERFORMANCE

Although the fund generated solid positive returns, it underperformed its benchmark. The three weakest sectors for the portfolio were financial services, technology, and leisure stocks.

The fund was underweighted in financial services throughout the period, particularly in the bank and credit stocks as well as the insurance industry. The fund's small position in J.P. Morgan and not owning Capital One, which were among the strongest performers in the group for the period, negatively impacted portfolio performance.

-------------------------------------------------
TOP 5 STOCK HOLDINGS
AS OF 6/30/03

CITIGROUP, INC.                            3.2%
Banking and financial services
-------------------------------------------------
MICROSOFT CORP.                            3.1%
Computer software and systems
-------------------------------------------------
PFIZER, INC.                               3.1%
Pharmaceutical products
-------------------------------------------------
WAL-MART STORES, INC.                      2.9%
Large retail chain
-------------------------------------------------
EXXONMOBIL CORP.                           2.8%
Oil and natural gas exploration,
production
and transportation
-------------------------------------------------
The portfolio is actively managed, and current
holdings may be different.
-------------------------------------------------

We shifted holdings from Freddie Mac (Federal Home Loan Mortgage Corporation) to Fannie Mae (Federal National Mortgage Association) early in the second quarter of 2003 before Freddie Mac announced the resignations of its top three executives. These resignations caused the stocks of both Freddie Mac and Fannie Mae to drop dramatically. The portfolio weathered this event better than if we had not made the shift, but performance was affected by the negative stock reaction to investor perceptions that political and regulatory risk had increased for both companies.

The fund was underweighted in insurance stocks; however, our stock selection in this group was disappointing, particularly the fund's ownership of Hartford and Chubb. The stock prices of these companies had declined because they had to increase their liability reserves to cover potential claims. However, when each company announced separately that they were going to issue stock to raise the necessary cash, the stock prices for each company rebounded.

The fund was underweighted in technology stocks for the past six months and that hurt performance relative to the fund's benchmark. Many of the stocks we didn't own, such as eBay and Yahoo, turned out to be among the best performers for the period. We believed that other opportunities were more attractive and carried less risk to investors.

The leisure sector detracted from results as the print and publishing sector, a large overweight for the portfolio, underperformed the market. Companies such as Gannett, New York Times, and Tribune were all hurt by the impact on advertising from the war with Iraq and sluggish demand for help wanted ads.

SOLID RETURNS FROM SELECTED SECURITIES

The fund benefited from strong performance from a wide variety of selected securities such as Genentech, Home Depot, Analog Devices, and VERITAS. Genentech stock rose on unexpectedly positive data from a developmental drug for colorectal cancer and approval of several new drugs. Home Depot's sales as of June 30, 2003, exceeded many analysts' low expectations. Sales were helped, in part, by the company's exclusive arrangement with lawn care equipment manufacturer John Deere and strength in its appliance sales.

The stock price of VERITAS, a data storage technology company, benefited from the rally in technology stocks, and rose further as investors began to detect signs of improvement in some of the company's balance sheet metrics. We feel that semiconductor company Analog Devices is a very high quality firm that many investors believe is well-positioned to benefit from an economic recovery.

/s/ John Laupheimer, Jr.                      /s/ Brooks Taylor

    John Laupheimer, Jr.                          Brooks Taylor
    Portfolio Manager                             Portfolio Manager

The opinions expressed in this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 6/30/03
------------------------------------------------------------------------------

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. (See Notes to Performance Summary.)

TOTAL RETURNS
  Average annual
without sales charge

                   Class
     Share       inception
     class         date        6-mo      1-yr      3-yr       5-yr      10-yr
  ----------------------------------------------------------------------------
       A          7/15/24       --       -2.96%    -11.07%     -4.37%    8.42%
  ----------------------------------------------------------------------------
       B          9/7/93        --       -3.54%    -11.64%     -4.99%    7.66%
  ----------------------------------------------------------------------------
       C          7/1/96        --       -3.62%    -11.64%     -4.99%    7.92%
  ----------------------------------------------------------------------------
       I          1/2/97        --       -2.61%    -10.75%     -4.03%    8.67%
  ----------------------------------------------------------------------------
       J          2/10/00       --       -3.61%    -11.65%     -4.78%    8.19%
  ----------------------------------------------------------------------------
       R         12/31/02       --       -2.93%    -11.06%     -4.36%    8.42%
  ----------------------------------------------------------------------------
     529A         7/31/02       --       -3.21%    -11.15%     -4.42%    8.39%
  ----------------------------------------------------------------------------
     529B         7/31/02       --       -3.65%    -11.28%     -4.51%    8.34%
  ----------------------------------------------------------------------------
     529C         7/31/02       --       -3.66%    -11.29%     -4.51%    8.34%
  ----------------------------------------------------------------------------

  Average
  Annual

  Comparative benchmarks
  ----------------------------------------------------------------------------
  Average large cap
  core fund+                   10.38%    -1.94%    -12.90%     -2.71%    8.13%
  ----------------------------------------------------------------------------
  Standard & Poor's
  500 Stock Index#            11.75%      0.25%    -11.19%     -1.61%   10.04%

Periods less than one year are actual, not annualized.

 Average annual
with sales charge

     Share
     class                     6-mo      1-yr      3-yr       5-yr      10-yr
  ----------------------------------------------------------------------------
       A                        --       -8.54%    -12.81%     -5.50%    7.78%
  ----------------------------------------------------------------------------
       B                        --       -7.40%    -12.50%     -5.33%    7.66%
  ----------------------------------------------------------------------------
       C                        --       -4.59%    -11.64%     -4.99%    7.92%
  ----------------------------------------------------------------------------
       J                        --       -5.54%    -12.24%     -5.16%    7.97%
  ----------------------------------------------------------------------------
     529A                       --       -8.77%    -12.89%     -5.54%    7.75%
  ----------------------------------------------------------------------------
     529B                       --       -7.37%    -12.11%     -4.83%    8.34%
  ----------------------------------------------------------------------------
     529C                       --       -4.59%    -11.29%     -4.51%    8.34%
  ----------------------------------------------------------------------------

  I and R class shares do not have a sales charge. Please see Notes to Performance Summary for more details.

    Cumulative
without sales charge

  ----------------------------------------------------------------------------
       A                       8.73%     -2.96%    -29.68%    -20.02%  124.41%
  ----------------------------------------------------------------------------
       B                       8.43%     -3.54%    -31.01%    -22.57%  109.22%
  ----------------------------------------------------------------------------
       C                       8.39%     -3.62%    -31.02%    -22.59%  114.36%
  ----------------------------------------------------------------------------
       I                       8.88%     -2.61%    -28.91%    -18.58%  129.62%
  ----------------------------------------------------------------------------
       J                       8.35%     -3.61%    -31.03%    -21.72%  119.64%
  ----------------------------------------------------------------------------
       R                       8.77%     -2.93%    -29.66%    -19.99%  124.49%
  ----------------------------------------------------------------------------
     529A                      8.61%     -3.21%    -29.86%    -20.22%  123.85%
  ----------------------------------------------------------------------------
     529B                      8.30%     -3.65%    -30.18%    -20.59%  122.83%
  ----------------------------------------------------------------------------
     529C                      8.32%     -3.66%    -30.19%    -20.60%  122.79%
  ----------------------------------------------------------------------------

Periods less than one year are actual, not annualized.
+ Source: Lipper Inc., an independent firm that reports mutual fund performance. # Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

STANDARD & POOR'S 500 STOCK INDEX (THE S&P 500) - a commonly used measure of the broad U.S. stock market.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A and 529A results, including sales charge, reflects the deduction of the maximum 5.75% sales charge. Class B and 529B results, including sales charge, reflects the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C and 529C results, including sales charge, redeemed within one year from the end of the calendar month of purchase reflects the deduction of the 1% CDSC. Class I shares have no sales charges and are available only to certain investors. Class J results, including sales charge, reflects the deduction of the maximum 3% sales charge and are available only to residents of Japan. Class R shares have no sales charges and are available only to certain retirement plans. Class 529A, 529B, and 529C shares are only available in conjunction with qualified tuition programs, such as the MFS 529 Savings Plan.

Performance for share classes offered after class A shares includes the performance of the fund's class A shares for periods prior to their offering. Blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the initial share class, and lower performance for share classes with lower operating expenses than the initial share class.

All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable. See the prospectus and financial statements for details. All results are historical and assume the reinvestment of dividends and capital gains.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND MORE RECENT RETURNS MAY BE DIFFERENT FROM THOSE SHOWN. VISIT WWW.MFS.COM FOR MORE CURRENT PERFORMANCE RESULTS.

KEY RISK CONSIDERATIONS

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

These risks may increase share price volatility. Please see the prospectus for further information regarding these and other risk considerations.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

-----------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (unaudited) - 6/30/2003
-----------------------------------------------------------------------------------------------------

The Portfolio of Investments is a list of all securities owned by your fund. It is categorized by broad-based asset classes.

Stocks - 99.3%
-----------------------------------------------------------------------------------------------------
ISSUER                                                                SHARES                $ VALUE
-----------------------------------------------------------------------------------------------------
U.S. Stocks - 91.2%
-----------------------------------------------------------------------------------------------------
Aerospace - 0.9%
-----------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                721,300            $34,312,241
-----------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                               268,800             23,194,752
-----------------------------------------------------------------------------------------------------
                                                                                        $57,506,993
-----------------------------------------------------------------------------------------------------
Banks & Credit Cos. - 5.6%
-----------------------------------------------------------------------------------------------------
Bank of America Corp.                                                904,488            $71,481,687
-----------------------------------------------------------------------------------------------------
Bank One Corp.                                                     1,809,600             67,280,928
-----------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.                                                 587,300             34,850,382
-----------------------------------------------------------------------------------------------------
U.S. Bancorp                                                       2,116,900             51,864,050
-----------------------------------------------------------------------------------------------------
Wells Fargo Co.                                                    2,818,119            142,033,197
-----------------------------------------------------------------------------------------------------
                                                                                       $367,510,244
-----------------------------------------------------------------------------------------------------
Biotechnology - 3.1%
-----------------------------------------------------------------------------------------------------
Abbott Laboratories, Inc.                                            784,600            $34,334,096
-----------------------------------------------------------------------------------------------------
Amgen, Inc.*                                                       1,330,500             88,398,420
-----------------------------------------------------------------------------------------------------
Genentech, Inc.*                                                     692,800             49,964,736
-----------------------------------------------------------------------------------------------------
Guidant Corp.                                                        666,900             29,603,691
-----------------------------------------------------------------------------------------------------
                                                                                       $202,300,943
-----------------------------------------------------------------------------------------------------
Building - 0.1%
-----------------------------------------------------------------------------------------------------
American Standard Cos., Inc.*                                        113,700             $8,405,841
-----------------------------------------------------------------------------------------------------

Business Machines - 2.4%
-----------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                  844,593            $17,989,831
-----------------------------------------------------------------------------------------------------
International Business Machines Corp.                              1,739,300            143,492,250
-----------------------------------------------------------------------------------------------------
                                                                                       $161,482,081
-----------------------------------------------------------------------------------------------------
Business Services - 1.0%
-----------------------------------------------------------------------------------------------------
ARAMARK Corp.*                                                       472,000            $10,582,240
-----------------------------------------------------------------------------------------------------
Automatic Data Processing, Inc.                                      487,055             16,491,682
-----------------------------------------------------------------------------------------------------
BEA Systems, Inc.*                                                   632,600              6,870,036
-----------------------------------------------------------------------------------------------------
First Data Corp.                                                     790,100             32,741,744
-----------------------------------------------------------------------------------------------------
                                                                                        $66,685,702
-----------------------------------------------------------------------------------------------------
Chemicals - 1.1%
-----------------------------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                                       581,100            $24,173,760
-----------------------------------------------------------------------------------------------------
PPG Industries, Inc.                                               1,006,600             51,074,884
-----------------------------------------------------------------------------------------------------
                                                                                        $75,248,644
-----------------------------------------------------------------------------------------------------
Computer Software - 1.0%
-----------------------------------------------------------------------------------------------------
Oracle Corp.*                                                      5,355,200            $64,369,504
-----------------------------------------------------------------------------------------------------

Computer Software - Personal Computers - 3.1%
-----------------------------------------------------------------------------------------------------
Microsoft Corp.                                                    7,867,400           $201,484,114
-----------------------------------------------------------------------------------------------------

Computer Software - Services - 0.6%
-----------------------------------------------------------------------------------------------------
VERITAS Software Corp.*                                            1,327,100            $38,047,957
-----------------------------------------------------------------------------------------------------

Conglomerates - 2.7%
-----------------------------------------------------------------------------------------------------
General Electric Co.                                               5,308,694           $152,253,344
-----------------------------------------------------------------------------------------------------
Tyco International Ltd.                                            1,545,600             29,335,488
-----------------------------------------------------------------------------------------------------
                                                                                       $181,588,832
-----------------------------------------------------------------------------------------------------
Consumer Goods & Services - 4.6%
-----------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                 2,440,100           $110,878,144
-----------------------------------------------------------------------------------------------------
Gillette Co.                                                         499,300             15,907,698
-----------------------------------------------------------------------------------------------------
Kimberly-Clark Corp.                                               1,115,400             58,156,956
-----------------------------------------------------------------------------------------------------
Newell Rubbermaid, Inc.                                              617,700             17,295,600
-----------------------------------------------------------------------------------------------------
Procter & Gamble Co.                                               1,147,929            102,372,308
-----------------------------------------------------------------------------------------------------
                                                                                       $304,610,706
-----------------------------------------------------------------------------------------------------
Containers - 0.1%
-----------------------------------------------------------------------------------------------------
Smurfit-Stone Container Corp.*                                       595,800             $7,763,274
-----------------------------------------------------------------------------------------------------

Electrical Equipment - 0.4%
-----------------------------------------------------------------------------------------------------
Emerson Electric Co.                                                 493,600            $25,222,960
-----------------------------------------------------------------------------------------------------

Electronics - 1.9%
-----------------------------------------------------------------------------------------------------
Analog Devices, Inc.*                                              1,590,500            $55,381,210
-----------------------------------------------------------------------------------------------------
Microchip Technology, Inc.                                         1,667,200             41,063,136
-----------------------------------------------------------------------------------------------------
Novellus Systems, Inc.*                                              386,400             14,150,354
-----------------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                              929,573             16,360,485
-----------------------------------------------------------------------------------------------------
                                                                                       $126,955,185
-----------------------------------------------------------------------------------------------------
Energy - 1.2%
-----------------------------------------------------------------------------------------------------
ConocoPhillips                                                       313,600            $17,185,280
-----------------------------------------------------------------------------------------------------
TXU Corp.                                                          2,747,200             61,674,640
-----------------------------------------------------------------------------------------------------
                                                                                        $78,859,920
-----------------------------------------------------------------------------------------------------
Entertainment - 4.8%
-----------------------------------------------------------------------------------------------------
AOL Time Warner, Inc.*                                             5,251,550            $84,497,440
-----------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc.*                                1,572,200             66,645,558
-----------------------------------------------------------------------------------------------------
Liberty Media Corp.*                                               1,468,500             16,975,860
-----------------------------------------------------------------------------------------------------
Viacom, Inc., "B"*                                                 2,773,758            121,102,274
-----------------------------------------------------------------------------------------------------
Walt Disney Co.                                                    1,251,800             24,723,050
-----------------------------------------------------------------------------------------------------
                                                                                       $313,944,182
-----------------------------------------------------------------------------------------------------
Financial Institutions - 9.2%
-----------------------------------------------------------------------------------------------------
Charter One Financial, Inc.                                          328,199            $10,233,245
-----------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                    4,931,533            211,069,612
-----------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.                                   1,243,022             63,108,227
-----------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.                                    2,488,380            167,816,347
-----------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                            684,500             57,326,875
-----------------------------------------------------------------------------------------------------
J. P. Morgan Chase & Co.                                             495,600             16,939,608
-----------------------------------------------------------------------------------------------------
MBNA Corp.                                                           865,900             18,045,356
-----------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                          1,024,500             47,823,660
-----------------------------------------------------------------------------------------------------
State Street Corp.                                                   360,052             14,186,049
-----------------------------------------------------------------------------------------------------
                                                                                       $606,548,979
-----------------------------------------------------------------------------------------------------
Financial Services - 0.7%
-----------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                               717,600            $19,913,400
-----------------------------------------------------------------------------------------------------
SLM Corp.                                                            638,100             24,994,377
-----------------------------------------------------------------------------------------------------
                                                                                        $44,907,777
-----------------------------------------------------------------------------------------------------
Food & Beverage Products - 2.7%
-----------------------------------------------------------------------------------------------------
Anheuser-Busch Cos., Inc.                                            697,300            $35,597,165
-----------------------------------------------------------------------------------------------------
Archer-Daniels-Midland Co.                                         1,400,500             18,024,435
-----------------------------------------------------------------------------------------------------
Kellogg Co.                                                          487,300             16,748,501
-----------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                      2,488,086            110,719,827
-----------------------------------------------------------------------------------------------------
                                                                                       $181,089,928
-----------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.9%
-----------------------------------------------------------------------------------------------------
International Paper Co.                                            1,747,100            $62,423,883
-----------------------------------------------------------------------------------------------------

Healthcare - 0.2%
-----------------------------------------------------------------------------------------------------
Wellpoint Health Networks, Inc.*                                     179,300            $15,114,990
-----------------------------------------------------------------------------------------------------

Industrial - 0.2%
-----------------------------------------------------------------------------------------------------
Rockwell Automation, Inc.                                            592,600            $14,127,584
-----------------------------------------------------------------------------------------------------

Industrial Gases - 0.8%
-----------------------------------------------------------------------------------------------------
Praxair, Inc.                                                        888,700            $53,410,870
-----------------------------------------------------------------------------------------------------

Insurance - 4.3%
-----------------------------------------------------------------------------------------------------
Allstate Corp.                                                       470,400            $16,769,760
-----------------------------------------------------------------------------------------------------
American International Group, Inc.                                   703,972             38,845,175
-----------------------------------------------------------------------------------------------------
Chubb Corp.                                                          471,600             28,296,000
-----------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.                              443,100             22,314,516
-----------------------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.                                          676,600             34,553,962
-----------------------------------------------------------------------------------------------------
MetLife, Inc.                                                      1,926,000             54,544,320
-----------------------------------------------------------------------------------------------------
St. Paul Cos., Inc.                                                1,087,071             39,688,962
-----------------------------------------------------------------------------------------------------
Travelers Property Casualty Corp.                                  2,092,025             33,263,198
-----------------------------------------------------------------------------------------------------
Travelers Property Casualty Corp., "B"                               843,500             13,301,995
-----------------------------------------------------------------------------------------------------
                                                                                       $281,577,888
-----------------------------------------------------------------------------------------------------
Machinery - 0.2%
-----------------------------------------------------------------------------------------------------
Deere & Co.                                                          292,600            $13,371,820
-----------------------------------------------------------------------------------------------------

Manufacturing - 0.3%
-----------------------------------------------------------------------------------------------------
ITT Industries, Inc.                                                 253,700            $16,607,202
-----------------------------------------------------------------------------------------------------

Medical & Health Products - 7.8%
-----------------------------------------------------------------------------------------------------
AmerisourceBergen Corp.                                              593,300            $41,145,355
-----------------------------------------------------------------------------------------------------
Baxter International, Inc.                                         1,196,800             31,116,800
-----------------------------------------------------------------------------------------------------
Forest Laboratories, Inc.*                                           309,200             16,928,700
-----------------------------------------------------------------------------------------------------
Johnson & Johnson Co.                                              2,790,768            144,282,705
-----------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                       5,895,831            201,342,629
-----------------------------------------------------------------------------------------------------
Schering Plough Corp.                                              4,460,200             82,959,720
-----------------------------------------------------------------------------------------------------
                                                                                       $517,775,909
-----------------------------------------------------------------------------------------------------
Medical & Health Technology Services - 1.1%
-----------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                      472,900            $22,685,013
-----------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.*                                            4,318,100             50,305,865
-----------------------------------------------------------------------------------------------------
                                                                                        $72,990,878
-----------------------------------------------------------------------------------------------------
Oil Services - 1.9%
-----------------------------------------------------------------------------------------------------
Baker Hughes, Inc.                                                 1,372,306            $46,068,313
-----------------------------------------------------------------------------------------------------
Noble Corp.*                                                         486,800             16,697,240
-----------------------------------------------------------------------------------------------------
Schlumberger Ltd.                                                  1,180,100             56,137,357
-----------------------------------------------------------------------------------------------------
Transocean, Inc.*                                                    367,500              8,073,975
-----------------------------------------------------------------------------------------------------
                                                                                       $126,976,885
-----------------------------------------------------------------------------------------------------
Oils - 3.0%
-----------------------------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                             272,600            $12,122,522
-----------------------------------------------------------------------------------------------------
ExxonMobil Corp.                                                   5,144,552            184,740,862
-----------------------------------------------------------------------------------------------------
                                                                                       $196,863,384
-----------------------------------------------------------------------------------------------------
Pharmaceuticals - 1.2%
-----------------------------------------------------------------------------------------------------
Wyeth Corp.                                                        1,757,400            $80,049,570
-----------------------------------------------------------------------------------------------------

Printing & Publishing - 3.3%
-----------------------------------------------------------------------------------------------------
Gannett Co., Inc.                                                  1,103,310            $84,745,241
-----------------------------------------------------------------------------------------------------
McGraw-Hill Cos., Inc.                                               491,200             30,454,400
-----------------------------------------------------------------------------------------------------
New York Times Co.                                                 1,408,656             64,093,848
-----------------------------------------------------------------------------------------------------
Tribune Co.                                                          827,400             39,963,420
-----------------------------------------------------------------------------------------------------
                                                                                       $219,256,909
-----------------------------------------------------------------------------------------------------
Real Estate Investment Trusts - 0.2%
-----------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Co.                                        533,400            $15,249,906
-----------------------------------------------------------------------------------------------------

Restaurants & Lodging - 0.5%
-----------------------------------------------------------------------------------------------------
Cendant Corp.*                                                     1,265,500            $23,183,960
-----------------------------------------------------------------------------------------------------
McDonald's Corp.                                                     420,000              9,265,200
-----------------------------------------------------------------------------------------------------
                                                                                        $32,449,160
-----------------------------------------------------------------------------------------------------
Retail - 6.9%
-----------------------------------------------------------------------------------------------------
CVS Corp.                                                          2,263,800            $63,454,314
-----------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                   3,758,000            124,464,960
-----------------------------------------------------------------------------------------------------
Kohl's Corp.*                                                        519,800             26,707,324
-----------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                    410,500             17,630,975
-----------------------------------------------------------------------------------------------------
Sears, Roebuck & Co.                                                 264,000              8,880,960
-----------------------------------------------------------------------------------------------------
Target Corp.                                                         791,400             29,946,576
-----------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                              3,497,800            187,726,926
-----------------------------------------------------------------------------------------------------
                                                                                       $458,812,035
-----------------------------------------------------------------------------------------------------
Special Products & Services - 1.4%
-----------------------------------------------------------------------------------------------------
3M Co.                                                               528,200            $68,127,236
-----------------------------------------------------------------------------------------------------
Illinois Tool Works, Inc.                                            318,300             20,960,055
-----------------------------------------------------------------------------------------------------
                                                                                        $89,087,291
-----------------------------------------------------------------------------------------------------
Supermarkets - 0.9%
-----------------------------------------------------------------------------------------------------
Kroger Co.*                                                        3,451,505            $57,571,103
-----------------------------------------------------------------------------------------------------

Telecommunications - 2.6%
-----------------------------------------------------------------------------------------------------
BellSouth Corp.                                                    2,189,300            $58,301,059
-----------------------------------------------------------------------------------------------------
Cox Communications, Inc.*                                            534,800             17,060,120
-----------------------------------------------------------------------------------------------------
EchoStar Communications Corp.*                                       453,940             15,715,403
-----------------------------------------------------------------------------------------------------
Juniper Networks, Inc.*                                              482,000              5,962,340
-----------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                       1,941,500             76,592,175
-----------------------------------------------------------------------------------------------------
                                                                                       $173,631,097
-----------------------------------------------------------------------------------------------------
Telecommunications & Cable - 0.4%
-----------------------------------------------------------------------------------------------------
Comcast Corp., "A"*                                                  896,390            $27,053,050
-----------------------------------------------------------------------------------------------------

Telecommunications - Wireless - 0.3%
-----------------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc.*                                      1,758,700            $14,438,927
-----------------------------------------------------------------------------------------------------
Sprint Corp. (PCS Group)*                                          1,184,400              6,810,300
-----------------------------------------------------------------------------------------------------
                                                                                        $21,249,227
-----------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 1.7%
-----------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                               6,670,211           $111,325,822
-----------------------------------------------------------------------------------------------------

Transportation - 2.5%
-----------------------------------------------------------------------------------------------------
Fedex Corp.                                                        1,049,300            $65,088,079
-----------------------------------------------------------------------------------------------------
Union Pacific Corp.                                                  691,600             40,126,632
-----------------------------------------------------------------------------------------------------
United Parcel Service, Inc.                                          901,300             57,412,810
-----------------------------------------------------------------------------------------------------
                                                                                       $162,627,521
-----------------------------------------------------------------------------------------------------
Utilities - Electric - 1.4%
-----------------------------------------------------------------------------------------------------
Dominion Resources, Inc.                                             285,800            $18,368,366
-----------------------------------------------------------------------------------------------------
Exelon Corp.                                                         782,000             46,771,420
-----------------------------------------------------------------------------------------------------
PG&E Corp.*                                                          877,100             18,550,665
-----------------------------------------------------------------------------------------------------
Wisconsin Energy Corp.                                               301,500              8,743,500
-----------------------------------------------------------------------------------------------------
                                                                                        $92,433,951
-----------------------------------------------------------------------------------------------------
Total U.S. Stocks                                                                    $6,026,571,701
-----------------------------------------------------------------------------------------------------

Foreign Stocks - 8.1%
-----------------------------------------------------------------------------------------------------
Bermuda - 1.1%
-----------------------------------------------------------------------------------------------------
Accenture Ltd., "A" (Business Services)*                           2,739,500            $49,557,555
-----------------------------------------------------------------------------------------------------
Xl Capital Ltd. (Insurance)                                          321,300             26,667,900
-----------------------------------------------------------------------------------------------------
                                                                                        $76,225,455
-----------------------------------------------------------------------------------------------------
Canada - 1.6%
-----------------------------------------------------------------------------------------------------
Canadian National Railway Co. (Railroads)                            870,566            $42,013,515
-----------------------------------------------------------------------------------------------------
Encana Corp. (Utilities - Gas)                                     1,688,800             64,673,566
-----------------------------------------------------------------------------------------------------
                                                                                       $106,687,081
-----------------------------------------------------------------------------------------------------
France - 0.7%
-----------------------------------------------------------------------------------------------------
STMicroelectronics N.V. (Electronics)                              1,005,800            $20,910,582
-----------------------------------------------------------------------------------------------------
Total Fina S.A., ADR (Oils)                                          363,700             27,568,460
-----------------------------------------------------------------------------------------------------
                                                                                        $48,479,042
-----------------------------------------------------------------------------------------------------
Germany - 0.8%
-----------------------------------------------------------------------------------------------------
Bayerische Motoren Werke AG (Automotive)                             919,300            $35,423,741
-----------------------------------------------------------------------------------------------------
Porsche AG (Automotive)                                               38,655             16,406,819
-----------------------------------------------------------------------------------------------------
                                                                                        $51,830,560
-----------------------------------------------------------------------------------------------------
Netherlands - 0.3%
-----------------------------------------------------------------------------------------------------
Unilever N.V., NY Shares (Consumer Products)                         313,600            $16,934,400
-----------------------------------------------------------------------------------------------------

Switzerland - 1.7%
-----------------------------------------------------------------------------------------------------
Nestle S.A. (Food & Beverage Products)                               118,118            $24,425,852
-----------------------------------------------------------------------------------------------------
Novartis AG (Medical & Health Products)                            2,143,300             84,996,212
-----------------------------------------------------------------------------------------------------
                                                                                       $109,422,064
-----------------------------------------------------------------------------------------------------
United Kingdom - 1.9%
-----------------------------------------------------------------------------------------------------
AstraZeneca Group PLC (Medical & Health Products)                    176,500             $7,089,209
-----------------------------------------------------------------------------------------------------
AstraZeneca Group PLC, ADR (Medical & Health Products)               849,700             34,642,269
-----------------------------------------------------------------------------------------------------
BP Amoco PLC, ADR (Oils)                                             643,772             27,051,299
-----------------------------------------------------------------------------------------------------
Reckitt Benckiser PLC (Consumer Goods & Services)                    459,310              8,442,236
-----------------------------------------------------------------------------------------------------
Reed Elsevier PLC (Publishing)                                     4,430,600             36,927,953
-----------------------------------------------------------------------------------------------------
Vodafone Group PLC, ADR (Telecommunications)                         591,433             11,621,658
-----------------------------------------------------------------------------------------------------
                                                                                       $125,774,624
-----------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                   $535,353,226
-----------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $6,205,875,712)                                       $6,561,924,927
-----------------------------------------------------------------------------------------------------

Short-term Obligations - 0.1%
-----------------------------------------------------------------------------------------------------
                                                           PRINCIPAL AMOUNT
                                                            (000 Omitted)
-----------------------------------------------------------------------------------------------------
American Express Credit Corp., due 7/01/03,
at Amortized Cost                                                     $4,729             $4,729,000
-----------------------------------------------------------------------------------------------------

Collateral for Securities Loaned - 3.1%
-----------------------------------------------------------------------------------------------------
                                                                      SHARES
-----------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio,
at Identified Cost                                               204,414,051           $204,414,051
-----------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $6,415,018,763)                                  $6,771,067,978
-----------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (2.5)%                                                (162,729,573)
-----------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                  $6,608,338,405
-----------------------------------------------------------------------------------------------------
* Non-income producing security.

See notes to financial statements.

---------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF ASSETS AND LIABILITIES (unaudited)
---------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 6/30/03

ASSETS

Investments, at value, including $198,745,662 of
securities on loan (identified cost, $6,415,018,763)       $6,771,067,978
---------------------------------------------------------------------------------------------------
Cash                                                                  426
---------------------------------------------------------------------------------------------------
Foreign currency, at value (identified cost, $33,573)              33,428
---------------------------------------------------------------------------------------------------
Receivable for investments sold                                93,664,283
---------------------------------------------------------------------------------------------------
Receivable for trust shares sold                               39,328,753
---------------------------------------------------------------------------------------------------
Interest and dividends receivable                               6,905,830
---------------------------------------------------------------------------------------------------
Other assets                                                      105,968
---------------------------------------------------------------------------------------------------
Total assets                                                                         $6,911,106,666
---------------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                             $76,477,842
---------------------------------------------------------------------------------------------------
Payable for trust shares reacquired                            19,645,862
---------------------------------------------------------------------------------------------------
Collateral for securities loaned, at value                    204,414,051
---------------------------------------------------------------------------------------------------
Payable to affiliates
---------------------------------------------------------------------------------------------------
  Management fee                                                  181,052
---------------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                  60,683
---------------------------------------------------------------------------------------------------
  Distribution and service fee                                    344,982
---------------------------------------------------------------------------------------------------
  Administrative fee                                                5,638
---------------------------------------------------------------------------------------------------
  Program manager fee                                                  13
---------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                          1,638,138
---------------------------------------------------------------------------------------------------
Total liabilities                                                                      $302,768,261
---------------------------------------------------------------------------------------------------
Net assets                                                                           $6,608,338,405
---------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                            $8,094,580,634
---------------------------------------------------------------------------------------------------
Unrealized appreciation on investments and
translation of assets and liabilities in foreign
currencies                                                    356,061,076
---------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and
foreign currency transactions                              (1,856,716,202)
---------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income                14,412,897
---------------------------------------------------------------------------------------------------
Total                                                                                $6,608,338,405
---------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                               478,332,503
---------------------------------------------------------------------------------------------------

See notes to financial statements.

Statement of Assets and Liabilities (unaudited) - continued

Class A shares

  Net assets                                               $3,620,746,005
---------------------------------------------------------------------------------------------------
  Shares outstanding                                          259,085,567
---------------------------------------------------------------------------------------------------
  Net asset value per share                                                                  $13.98
---------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$13.98)                                                $14.83
---------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                               $2,356,766,515
---------------------------------------------------------------------------------------------------
  Shares outstanding                                          172,909,118
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                               $13.63
---------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                 $529,226,245
---------------------------------------------------------------------------------------------------
  Shares outstanding                                           39,011,526
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                               $13.57
---------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                  $98,780,228
---------------------------------------------------------------------------------------------------
  Shares outstanding                                            7,120,828
---------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                            $13.87
---------------------------------------------------------------------------------------------------

Class J shares

  Net assets                                                   $1,385,785
---------------------------------------------------------------------------------------------------
  Shares outstanding                                              101,711
---------------------------------------------------------------------------------------------------
  Net asset value per share                                                                  $13.62
---------------------------------------------------------------------------------------------------
  Offering price per share (100/98X$13.62)                                                   $13.90
---------------------------------------------------------------------------------------------------

Class R shares

  Net assets                                                     $770,603
---------------------------------------------------------------------------------------------------
  Shares outstanding                                               55,386
---------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                            $13.91
---------------------------------------------------------------------------------------------------

See notes to financial statements.

Statement of Assets and Liabilities (unaudited) - continued

Class 529A shares
  Net assets                                                     $457,347
---------------------------------------------------------------------------------------------------
  Shares outstanding                                               33,034
---------------------------------------------------------------------------------------------------
  Net asset value and redemption price per share                                             $13.84
---------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$13.84)                                                $14.68
---------------------------------------------------------------------------------------------------

Class 529B shares

  Net assets                                                      $61,267
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                4,545
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                               $13.48
---------------------------------------------------------------------------------------------------

Class 529C shares

  Net assets                                                     $144,410
---------------------------------------------------------------------------------------------------
  Shares outstanding                                               10,788
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                               $13.39
---------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A and Class 529A shares is reduced.
A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C,
Class 529B, and Class 529C shares.

See notes to financial statements.

---------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF OPERATIONS (unaudited)
---------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

FOR SIX MONTHS ENDED 6/30/03

NET INVESTMENT INCOME
Income
---------------------------------------------------------------------------------------------------
  Dividends                                                    $53,124,124
---------------------------------------------------------------------------------------------------
  Interest                                                       1,256,851
---------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                          (767,484)
---------------------------------------------------------------------------------------------------
Total investment income                                                                $53,613,491
---------------------------------------------------------------------------------------------------
Expenses
---------------------------------------------------------------------------------------------------
  Management fee                                               $10,600,014
---------------------------------------------------------------------------------------------------
  Trustees' compensation                                            65,874
---------------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                3,380,065
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                         6,192,633
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                        11,399,017
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                         2,576,676
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class J)                             6,441
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R)                               770
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529A)                            480
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529B)                            241
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529C)                            589
---------------------------------------------------------------------------------------------------
  Program manager fee (Class 529A)                                     343
---------------------------------------------------------------------------------------------------
  Program manager fee (Class 529B)                                      60
---------------------------------------------------------------------------------------------------
  Program manager fee (Class 529C)                                     147
---------------------------------------------------------------------------------------------------
  Administrative fee                                               339,645
---------------------------------------------------------------------------------------------------
  Custodian fee                                                    786,311
---------------------------------------------------------------------------------------------------
  Printing                                                         166,996
---------------------------------------------------------------------------------------------------
  Postage                                                          321,188
---------------------------------------------------------------------------------------------------
  Auditing fees                                                     18,596
---------------------------------------------------------------------------------------------------
  Legal fees                                                        13,363
---------------------------------------------------------------------------------------------------
  Miscellaneous                                                  3,750,630
---------------------------------------------------------------------------------------------------
Total expenses                                                 $39,620,079
---------------------------------------------------------------------------------------------------
  Fees paid indirectly                                            (310,922)
---------------------------------------------------------------------------------------------------
Net expenses                                                                           $39,309,157
---------------------------------------------------------------------------------------------------
Net investment income                                                                  $14,304,334
---------------------------------------------------------------------------------------------------

See notes to financial statements.

Statement of Operations (unaudited) - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) (identified cost basis)
---------------------------------------------------------------------------------------------------
  Investment transactions                                     $200,388,212
---------------------------------------------------------------------------------------------------
  Foreign currency transactions                                 (1,144,218)
---------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign currency
  transactions                                                                        $199,243,994
---------------------------------------------------------------------------------------------------
Change in unrealized appreciation
---------------------------------------------------------------------------------------------------
  Investments                                                 $340,580,800
---------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign
    currencies                                                     301,717
---------------------------------------------------------------------------------------------------
Net unrealized gain on investments and foreign currency
translation                                                                           $340,882,517
---------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments and
  foreign currency                                                                    $540,126,511
---------------------------------------------------------------------------------------------------
Increase in net assets from operations                                                $554,430,845
---------------------------------------------------------------------------------------------------

See notes to financial statements.

---------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                SIX MONTHS                  YEAR
                                                                  ENDED                    ENDED
                                                                 6/30/03                  12/31/02
                                                               (UNAUDITED)
OPERATIONS
Net investment income                                              $14,304,334              $24,760,848
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
  currency transactions                                            199,243,994             (731,195,792)
-------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
  currency translation                                             340,882,517           (1,434,597,087)
-------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from operations                 $554,430,845          $(2,141,032,031)
--------------------------------------------------------        --------------          ---------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income
-------------------------------------------------------------------------------------------------------
Class A                                                            $(5,672,732)            $(19,961,344)
-------------------------------------------------------------------------------------------------------
Class B                                                                     --                       --
-------------------------------------------------------------------------------------------------------
Class C                                                                     --                       --
-------------------------------------------------------------------------------------------------------
Class I                                                               (582,885)                (746,306)
-------------------------------------------------------------------------------------------------------
Class J                                                                     --                       --
-------------------------------------------------------------------------------------------------------
Class R                                                                   (590)                      --
-------------------------------------------------------------------------------------------------------
Class 529A                                                              (1,666)                    (417)
-------------------------------------------------------------------------------------------------------
Class 529B                                                                (184)                    (171)
-------------------------------------------------------------------------------------------------------
Class 529C                                                                (716)                     (53)
-------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                       $(6,258,773)            $(20,708,291)
--------------------------------------------------------        --------------          ---------------
Net decrease in net assets from trust share transactions         $(571,612,169)         $(1,680,220,960)
--------------------------------------------------------        --------------          ---------------
Total decrease in net assets                                      $(23,440,097)         $(3,841,961,282)
--------------------------------------------------------        --------------          ---------------

NET ASSETS

At beginning of period                                          $6,631,778,502          $10,473,739,784
-------------------------------------------------------------------------------------------------------
At end of period (including accumulated undistributed net
investment income of $14,412,897 and $6,367,336,
respectively)                                                   $6,608,338,405           $6,631,778,502
-------------------------------------------------------------------------------------------------------

See notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the trust's financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the trust's operation). Certain information reflects financial results for a single trust share. The total returns in the table represent the rate by which an investor would have earned
(or lost) on an investment in the trust (assuming reinvestment of all distributions).

                                     SIX MONTHS                                      YEAR ENDED 12/31
                                        ENDED           ---------------------------------------------------------------------
                                       6/30/03             2002           2001           2000              1999          1998
CLASS A                              (UNAUDITED)
Net asset value, beginning of period  $12.87           $16.58         $20.02         $20.95            $20.25          $17.52
-----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

 Net investment income                 $0.05            $0.09          $0.08          $0.08             $0.11           $0.17
-----------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized
 gain (loss) on investments and
 foreign currency                       1.08            (3.73)         (3.33)         (0.16)             1.27            3.77
-----------------------------------   ------           ------         ------         ------            ------          ------
 Total from investment
 operations                            $1.13           $(3.64)        $(3.25)        $(0.08)            $1.38           $3.94
-----------------------------------   ------           ------         ------         ------            ------          ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

 From net investment income           $(0.02)          $(0.07)        $(0.05)        $(0.03)           $(0.09)         $(0.16)
------------------------------------------------------------------------------------------------------------------------------
 From net realized gain on
 investments and foreign
 currency transactions                    --               --             --          (0.81)            (0.58)          (1.05)
------------------------------------------------------------------------------------------------------------------------------
 In excess of net investment
 income                                   --               --             --          (0.00)+++         (0.01)          (0.00)+++
-----------------------------------------------------------------------------------------------------------------------------
 In excess of net realized gain
 on investments and foreign
 currency transactions                    --               --          (0.14)         (0.01)               --              --
-----------------------------------   ------           ------         ------         ------            ------          ------
 Total distributions declared to
 shareholders                         $(0.02)          $(0.07)        $(0.19)        $(0.85)           $(0.68)         $(1.21)
-----------------------------------   ------           ------         ------         ------            ------          ------
Net asset value, end
of period                             $13.98           $12.87         $16.58         $20.02            $20.95          $20.25
-----------------------------------   ------           ------         ------         ------            ------          ------
Total return (%)(+)QQ                   8.73++         (22.00)        (16.24)         (0.34)             6.96           22.95
-----------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                       SIX MONTHS                                     YEAR ENDED 12/31
                                          ENDED           -------------------------------------------------------------------
                                         6/30/03             2002           2001          2000            1999          1998
CLASS A (CONTINUED)                    (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA:

Expenses##                              0.96+            0.92           0.91           0.87              0.88            0.73
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                   0.72+            0.58           0.47           0.38              0.55            0.86
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                    37               55             77             68                62              54
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000,000 Omitted)                     $3,621           $3,589         $5,630         $7,638            $8,514          $7,188
-----------------------------------------------------------------------------------------------------------------------------
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
 QQ The trust's total return calculation includes payments received from a non-recurring litigation settlement recorded as realized gains in the Statement of Operations. Excluding this payment from the trust's ending net asset value per share the total return for the six months ended June 30, 2003, would have been 8.69%.

See notes to financial statements.

Financial Highlights - continued

                                           SIX MONTHS                                   YEAR ENDED 12/31
                                              ENDED           --------------------------------------------------------------
                                             6/30/03          2002           2001           2000           1999         1998
CLASS B                                    (UNAUDITED)

Net asset value, beginning of period       $12.57           $16.22         $19.66         $20.69         $20.04       $17.36
----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

 Net investment income (loss)               $0.00++++       $(0.01)        $(0.03)        $(0.06)        $(0.02)       $0.04
----------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain
 (loss) on investments and foreign
 currency                                    1.06            (3.64)         (3.27)         (0.15)          1.26         3.74
-----------------------------------        ------           ------         ------         ------         ------       ------
 Total from investment operations           $1.06           $(3.65)        $(3.30)        $(0.21)         $1.24        $3.78
-----------------------------------        ------           ------         ------         ------         ------       ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

 From net investment income                   $--              $--            $--            $--         $(0.01)      $(0.05)
----------------------------------------------------------------------------------------------------------------------------
 From net realized gain on
 investments and foreign currency
 transactions                                  --               --             --          (0.81)         (0.58)       (1.05)
----------------------------------------------------------------------------------------------------------------------------
 In excess of net investment income            --               --             --             --             --        (0.00)+++
----------------------------------------------------------------------------------------------------------------------------
 In excess of net realized gain on
 investments and foreign currency
 transactions                                  --               --          (0.14)         (0.01)            --           --
-----------------------------------        ------           ------         ------         ------         ------       ------
 Total distributions declared to
 shareholders                                 $--              $--         $(0.14)        $(0.82)        $(0.59)      $(1.10)
-----------------------------------        ------           ------         ------         ------         ------       ------
Net asset value, end
of period                                  $13.63           $12.57         $16.22         $19.66         $20.69       $20.04
-----------------------------------        ------           ------         ------         ------         ------       ------
Total return (%)QQ                           8.43++         (22.50)        (16.80)         (1.01)          6.28        22.16
----------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                           SIX MONTHS                                  YEAR ENDED 12/31
                                              ENDED           --------------------------------------------------------------
                                             6/30/03          2002           2001           2000          1999          1998
CLASS B (CONTINUED)                        (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA:

Expenses##                                   1.61+            1.57           1.56           1.52           1.53         1.39
----------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                 0.07+           (0.06)         (0.18)         (0.27)         (0.10)        0.20
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                         37               55             77             68             62           54
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000,000 Omitted)                          $2,357           $2,391         $3,839         $5,022         $5,472       $3,862
----------------------------------------------------------------------------------------------------------------------------
   + Annualized.
  ++ Not annualized.
 +++ Per share amount was less than $(0.01).
++++ Per share amount was less than $0.01.
   # Per share data are based on average shares outstanding.
  ## Ratios do not reflect reductions from fees paid indirectly.
  QQ The trust's total return calculation includes payments received from a non-recurring litigation settlement recorded as realized gains in the Statement of Operations. Excluding this payment from the trust's ending net asset value per share the total return for the six months ended June 30, 2003, would have been 8.39%.

See notes to financial statements.

Financial Highlights - continued

                                   SIX MONTHS                                       YEAR ENDED 12/31
                                     ENDED            -----------------------------------------------------------------------
                                    6/30/03               2002             2001             2000           1999          1998
CLASS C                           (UNAUDITED)

Net asset value, beginning
of period                          $12.51            $16.14            $19.57            $20.59         $19.95        $17.30
-----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

 Net investment income (loss)       $0.00++++        $(0.01)           $(0.03)           $(0.06)        $(0.02)        $0.04
-----------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized
 gain (loss) on investments
 and foreign currency                1.06             (3.62)            (3.26)            (0.14)          1.25          3.72
--------------------------------   ------            ------            ------            ------          -----        ------
 Total from investment operations   $1.06            $(3.63)           $(3.29)           $(0.20)         $1.23         $3.76
--------------------------------   ------            ------            ------            ------          -----        ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

 From net investment income           $--               $--               $--               $--         $(0.01)       $(0.06)
-----------------------------------------------------------------------------------------------------------------------------
 From net realized gain on
 investments and foreign
 currency transactions                 --                --                --             (0.81)         (0.58)        (1.05)
-----------------------------------------------------------------------------------------------------------------------------
 In excess of net investment
 income                                --                --                --                --             --         (0.00)+++
-----------------------------------------------------------------------------------------------------------------------------
 In excess of net realized
 gain on investments and
 foreign currency transactions         --                --             (0.14)            (0.01)            --            --
--------------------------------   ------            ------            ------            ------          -----        ------
 Total distributions
 declared to shareholders             $--               $--            $(0.14)           $(0.82)        $(0.59)       $(1.11)
--------------------------------   ------            ------            ------            ------          -----        ------
Net asset value, end of period      $13.57            $12.51            $16.14            $19.57         $20.59        $19.95
--------------------------------   ------            ------            ------            ------          -----        ------
Total return (%)QQ                   8.39++          (22.49)           (16.82)            (0.96)          6.27         22.11
-----------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                     SIX MONTHS                                      YEAR ENDED 12/31
                                       ENDED            ---------------------------------------------------------------------
                                      6/30/03               2002            2001            2000           1999          1998
CLASS C (CONTINUED)                 (UNAUDITED)

RATIOS (%) TO AVERAGE NET
ASSETS AND SUPPLEMENTAL DATA:

Expenses##                           1.61+             1.57              1.56              1.52           1.53          1.40
----------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)         0.07+            (0.06)            (0.18)            (0.27)         (0.10)         0.20
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 37                55                77                68             62            54
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000,000 Omitted)                    $529              $546              $931            $1,269         $1,356          $824
----------------------------------------------------------------------------------------------------------------------------
   +  Annualized.
  ++  Not annualized.
 +++  Per share amount was less than $(0.01).
++++  Per share amount was less than $0.01.
   #  Per share data are based on average shares outstanding.
  ##  Ratios do not reflect reductions from fees paid indirectly.
  QQ  The trust's total return calculation includes payments received from a non-recurring litigation settlement recorded as realized gains in the Statement of Operations. Excluding this payment from the trust's ending net asset value per share the total return for the six months ended June 30, 2003, would have been 8.35%.

See notes to financial statements.

Financial Highlights - continued

                                      SIX MONTHS                                      YEAR ENDED 12/31
                                        ENDED            -------------------------------------------------------------------
                                       6/30/03           2002            2001            2000              1999         1998
CLASS I                              (UNAUDITED)

Net asset value, beginning of period $12.82            $16.58          $20.03          $20.97            $20.26       $17.52
----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

 Net investment income                $0.07             $0.13           $0.14           $0.15             $0.18        $0.24
----------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized
 gain (loss) on investments
 and foreign currency                  1.06             (3.70)          (3.33)          (0.16)             1.28         3.77
--------------------------------     ------            ------          ------          ------             -----       ------
 Total from investment operations     $1.13            $(3.57)         $(3.19)         $(0.01)            $1.46        $4.01
--------------------------------     ------            ------          ------          ------             -----       ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

 From net investment income          $(0.08)           $(0.19)         $(0.12)         $(0.11)           $(0.16)      $(0.22)
-----------------------------------------------------------------------------------------------------------------------------
 From net realized gain on
 investments and foreign
 currency transactions                   --                --              --           (0.81)            (0.58)       (1.05)
-----------------------------------------------------------------------------------------------------------------------------
 In excess of net investment
 income                                  --                --              --           (0.00)+++         (0.01)       (0.00)+++
-----------------------------------------------------------------------------------------------------------------------------
 In excess of net realized
 gain on investments and
 foreign currency transactions           --                --           (0.14)          (0.01)               --           --
--------------------------------     ------            ------          ------          ------             -----       ------
 Total distributions declared
 to shareholders                     $(0.08)           $(0.19)         $(0.26)         $(0.93)           $(0.75)      $(1.27)
--------------------------------     ------            ------          ------          ------             -----       ------
Net asset value, end of period       $13.87            $12.82          $16.58          $20.03            $20.97       $20.26
--------------------------------     ------            ------          ------          ------             -----       ------
Total return (%)QQ                     8.88++          (21.66)         (15.99)           0.01              7.38        23.40
-----------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                       SIX MONTHS                                     YEAR ENDED 12/31
                                         ENDED            -------------------------------------------------------------------------
                                        6/30/03               2002            2001          2000             1999         1998
CLASS I (CONTINUED)                   (UNAUDITED)

RATIOS (%) TO AVERAGE NET
ASSETS AND SUPPLEMENTAL DATA:

Expenses##                             0.61+             0.57            0.56            0.52              0.52         0.41
----------------------------------------------------------------------------------------------------------------------------
Net investment income                  1.07+             0.93            0.78            0.73              0.90         1.19
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                   37                55              77              68                62           54
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000,000 Omitted)                       $99              $104             $72            $199              $233         $230
----------------------------------------------------------------------------------------------------------------------------
  +  Annualized.
 ++  Not annualized.
+++  Per share amount was less than $0.01.
  #  Per share data are based on average shares outstanding.
 ##  Ratios do not reflect reductions from fees paid indirectly.
 QQ  The trust's total return calculation includes payments received from a non-recurring litigation settlement recorded as realized gains in the Statement of Operations. Excluding this payment from the trust's ending net asset value per share the total return for the six months ended June 30, 2003, would have been 8.84%.

See notes to financial statements.

Financial Highlights - continued

                                                      SIX MONTHS                   YEAR ENDED 12/31
                                                        ENDED               ------------------------------      PERIOD ENDED
                                                       6/30/03                  2002               2001           12/31/00*
CLASS J                                              (UNAUDITED)

Net asset value, beginning of period                  $12.57                 $16.21             $19.65             $19.97
---------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#

 Net investment income (loss)                          $0.00++++             $(0.01)            $(0.03)            $(0.05)
---------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss) on
 investments and foreign currency                       1.05                  (3.63)             (3.27)              0.56**
------------------------------------------------------------                    ---                ---                ---
 Total from investment operations                      $1.05                 $(3.64)            $(3.30)             $0.51
------------------------------------------------------------                    ---                ---                ---

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

 From net investment income                              $--                    $--                $--             $(0.01)
---------------------------------------------------------------------------------------------------------------------------
 From net realized gain on investments and
 foreign currency transactions                            --                     --                 --              (0.81)
---------------------------------------------------------------------------------------------------------------------------
 In excess of net realized gain on investments
 and foreign currency transactions                        --                     --                 --              (0.00)+
---------------------------------------------------------------------------------------------------------------------------
 In excess of net realized gain on investments
 and foreign currency transactions                        --                     --              (0.14)             (0.01)
------------------------------------------------------------                    ---                ---                ---
 Total distributions declared to shareholders            $--                    $--             $(0.14)            $(0.83)
------------------------------------------------------------                    ---                ---                ---
Net asset value, end of period                        $13.62                 $12.57             $16.21             $19.65
------------------------------------------------------------                    ---                ---                ---
Total return (%)(+)QQ                                   8.35++               (22.46)            (16.80)              0.50++
---------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                      SIX MONTHS                   YEAR ENDED 12/31
                                                        ENDED               ------------------------------      PERIOD ENDED
                                                       6/30/03                  2002               2001           12/31/00*
CLASS J (continued)                                  (UNAUDITED)


RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA:

Expenses##                                              1.61+                  1.57               1.56               1.52+
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                            0.07+                 (0.05)             (0.18)             (0.26)+
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                        37                     55                 77                 68
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000,000 Omitted)                                         $1                     $1                 $2                 $2
---------------------------------------------------------------------------------------------------------------------------

   *  For the period from the inception of Class J shares, February 10, 2000, through December 31, 2000. For performance calculation purposes the Class J inception date was changed from December 31, 1999 to February 10, 2000, to reflect the date of the initial sale of Class J shares. As a result, the total return and beginning net asset value have been restated.
  **  The per share amount is not in accordance with the net realized and unrealized gain (loss) for the period because of the timing of sales of trust shares and the amount of per share realized and unrealized gains and losses at such time.
   +  Annualized.
  ++  Not annualized.
 +++  Per share amount was less than $(0.01).
++++  Per share amount was less than $0.01.
   #  Per share data are based on average shares outstanding.
  ##  Ratios do not reflect reductions from fees paid indirectly.
 (+)  Total returns for Class J shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
  QQ  The trust's total return calculation includes payments received from a non-recurring litigation settlement recorded as realized gains in the Statement of Operations. Excluding this payment from the trust's ending net asset value per share the total return for the six months ended June 30, 2003, would have been 8.31%.

See notes to financial statements.

                                                                 SIX MONTHS
                                                                      ENDED
                                                                    6/30/03
                                                                (UNAUDITED)

CLASS R*

Net asset value, beginning of period                                 $12.87
----------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income                                               $0.04
----------------------------------------------------------------------------
  Net realized and unrealized gain on investments and
  foreign currency                                                     1.08
---------------------------------------------------------------------------
 Total from investment operations                                     $1.12
---------------------------------------------------------------------------
Less distributions declared to shareholders from net
investment income                                                    $(0.08)
---------------------------------------------------------------------------
Net asset value, end of period                                       $13.91
---------------------------------------------------------------------------
Total return (%)QQ                                                     8.77++
---------------------------------------------------------------------------

RATIOS (%) TO AVERAGE
NET ASSETS AND
SUPPLEMENTAL DATA:

Expenses##                                                             1.11+
----------------------------------------------------------------------------
Net investment income                                                  0.62+
----------------------------------------------------------------------------
Portfolio turnover (%)                                                   37
----------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                              $771
----------------------------------------------------------------------------
  * The inception date of Class R shares was December 31, 2002. There was no operating activity associated with Class R shares for the period ended December 31, 2002.
 +  Annualized.
++  Not annualized.
 #  Per share data are based on average shares outstanding.
##  Ratios do not reflect reductions from fees paid indirectly.
QQ The trust's total return calculation includes payments received from a non-recurring litigation settlement recorded as realized gains in the Statement of Operations. Excluding this payment from the trust's ending net asset value per share the total return for the six months ended June 30, 2003, would have been 8.73%.

See notes to financial statements.

Financial Highlights - continued

                                 SIX MONTHS          PERIOD         SIX MONTHS         PERIOD         SIX MONTHS        PERIOD
                                   ENDED              ENDED            ENDED            ENDED            ENDED           ENDED
                                  6/30/03           12/31/02*         6/30/03         12/31/02*         6/30/03        12/31/02*
                                (UNAUDITED)                         (UNAUDITED)                       (UNAUDITED)
--------------------------------------------------------------------------------------------------------------------------------
                                         CLASS 529A                          CLASS 529B                       CLASS 529C
Net asset value,
beginning of period             $12.82             $13.38           $12.50           $13.05           $12.44           $12.99
--------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#

 Net investment income (loss)    $0.03              $0.03           $(0.01)          $(0.00)+++       $(0.01)           $0.01
--------------------------------------------------------------------------------------------------------------------------------
 Net realized and
 unrealized gain (loss) on
 investments and foreign
 currency                         1.07              (0.50)            1.04            (0.48)            1.04            (0.49)
------------------------------   -----             ------           ------           ------           ------           ------
 Total from investment
 operations                      $1.10             $(0.47)           $1.03           $(0.48)           $1.03           $(0.48)
------------------------------   -----             ------           ------           ------           ------           ------
Less distributions
declared to shareholders
from net investment income      $(0.08)            $(0.09)          $(0.05)          $(0.07)          $(0.08)          $(0.07)
------------------------------   -----             ------           ------           ------           ------           ------
Net asset value, end of
period                          $13.84             $12.82           $13.48           $12.50           $13.39           $12.44
------------------------------   -----             ------           ------           ------           ------           ------
Total return (%)(+)QQ             8.61++            (3.55)++          8.30++          (3.72)++          8.32++          (3.75)++
--------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                 SIX MONTHS          PERIOD         SIX MONTHS         PERIOD         SIX MONTHS        PERIOD
                                   ENDED              ENDED            ENDED            ENDED            ENDED           ENDED
                                  6/30/03           12/31/02*         6/30/03         12/31/02*         6/30/03        12/31/02*
                                (UNAUDITED)                         (UNAUDITED)                       (UNAUDITED)
--------------------------------------------------------------------------------------------------------------------------------
                                         CLASS 529A                          CLASS 529B                       CLASS 529C

RATIOS (%) TO AVERAGE
NET ASSETS AND
SUPPLEMENTAL DATA:

Expenses##                        1.21+              1.17+            1.86+            1.82+            1.86+            1.82+
--------------------------------------------------------------------------------------------------------------------------------
Net investment income
(loss)                            0.53+              0.68+           (0.15)+          (0.01)+          (0.16)+           0.36+
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                  37                 55               37               55               37               55
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of
period
(000 Omitted)                     $457               $131              $61              $37             $144              $90
--------------------------------------------------------------------------------------------------------------------------------
  *  For the period from the inception of Class 529 shares, July 31, 2002, through December 31, 2002.
  +  Annualized.
 ++  Not annualized.
+++  Per share amount was less than $(0.01).
  #  Per share data are based on average shares outstanding.
 ##  Ratios do not reflect reductions from fees paid indirectly.
(+) Total returns for Class 529A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
 QQ The trust's total return calculation includes payments received from a non-recurring litigation settlement recorded as realized gain in the Statement of Operations. Excluding this payment from the trust's ending net asset value per share, the total returns for the six months ended June 30, 2003, would have been 8.57%, 8.25%, and 8.27% for Class 529A, Class 529B, and
    Class 529C, respectively.

See notes to financial statements.

------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

Massachusetts Investors Trust (the trust) was organized as a common law trust under the laws of the commonwealth of Massachusetts in 1924 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The trust can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the trust's portfolio for which market quotations are available are valued at the last sale or official closing price on the primary market or exchange on which they are primarily traded or at the last quoted bid price for securities in which there were no sales during the day. If no sales are reported, as is the case for most securities traded over the counter, securities are valued on the basis of quotations obtained from brokers and dealers or on the basis of valuations furnished by a pricing service. Bonds and other fixed income securities (other than short-term obligations) of U.S. issuers in the trust's portfolio are valued at an evaluated bid price on the basis of quotes from brokers and dealers or on the basis of valuations furnished by a pricing service. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations in the trust's portfolio are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. Portfolio investments for which market quotations are not readily available, or whose values have been materially affected by events occurring after the close of their primary markets, are valued at fair value as determined in good faith by or at the direction of the Board of Trustees.

FOREIGN CURRENCY TRANSLATION - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

DEFERRED TRUSTEE COMPENSATION - Under a Deferred Compensation Plan (the Plan) independent Trustees may elect to defer receipt of all or a portion of their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the trust or other MFS trust selected by the Trustee. Deferred amounts represent an unsecured obligation of the trust until distributed in accordance with the Plan.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the trust to certain qualified institutions (the "Borrowers") approved by the trust. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the trust with indemnification against Borrower default. The trust bears the risk of loss with respect to the investment of cash collateral.

Cash collateral is invested in short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the trust and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the trust and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

FEES PAID INDIRECTLY - The trust's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the trust. During the period, the trust's custodian fees were reduced by $9,403 under this arrangement. The trust has entered into a directed brokerage agreement, under which the broker will credit the trust a portion of the commissions generated, to offset certain expenses of the trust. For the period, the trust's other expenses were reduced by $301,519 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The trust's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The trust distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions, real estate investment trusts and capital losses.

The tax character of distributions declared for the years ended
December 31, 2002 and December 31, 2001 was as follows:

                                               12/31/02            12/31/01
    Distributions declared from:
---------------------------------------------------------------------------
  Ordinary income                           $20,708,291         $17,751,765
---------------------------------------------------------------------------
  Long-term capital gain                             --         100,226,590
---------------------------------------------------------------------------
Total distributions declared                $20,708,291        $117,978,355
---------------------------------------------------------------------------

As of December 31, 2002, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income                                 $6,256,740
---------------------------------------------------------------------------
Undistributed long-term capital gain                                  --
---------------------------------------------------------------------------
Capital loss carryforward                                 (1,842,020,871)
---------------------------------------------------------------------------
Unrealized depreciation                                     (198,110,175)
---------------------------------------------------------------------------
Other temporary differences                                     (539,995)
---------------------------------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration.

            EXPIRATION DATE                           CARRYFORWARD

            December 31, 2009                     $(1,044,955,905)
            ------------------------------------------------------
            December 31, 2010                        (797,064,966)
            ------------------------------------------------------
            Total                                 $(1,842,020,871)
            ------------------------------------------------------

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The trust offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the trust based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The trust has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.33% of the trust's average daily net assets.

The trust pays compensation to the Independent Trustees ("Trustees") in the form of both a retainer and attendance fees, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the trust, all of whom receive remuneration for their services to the trust from MFS. Certain officers and Trustees of the trust are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc.
(MFSC). The trust has an unfunded defined benefit deferral plan for inactive trustees and an unfunded retirement benefit deferral plan for active trustees. Included in Trustees' compensation is a net increase of $9,895 as a result of the change in the trust's pension liability under this plan and a pension expense of $7,553 for inactive trustees for the six months ended
June 30, 2003.

ADMINISTRATOR - The trust has an administrative services agreement with MFS to provide the trust with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the trust pays MFS an administrative fee at the following annual percentages of the trust's average daily net assets:

          First $2 billion                                  0.0175%
          ----------------------------------------------------------
          Next $2.5 billion                                 0.0130%
          ----------------------------------------------------------
          Next $2.5 billion                                 0.0005%
          ----------------------------------------------------------
          In excess of $7 billion                           0.0000%
          ----------------------------------------------------------

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $128,132 and $1,286 for the six months ended June 30, 2003, as its portion of the sales charge on sales of Class A and Class 529A shares of the trust, respectively. The Trustees have adopted a distribution plan for Class A, Class B, Class C, Class J, Class R, Class 529A, Class 529B and Class 529C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The trust's distribution plan provides that the trust will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the trust related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                  CLASS A CLASS B CLASS C CLASS R  CLASS 529A  CLASS 529B  CLASS 529C

Distribution Fee    0.10%   0.75%   0.75%   0.25%       0.25%       0.75%       0.75%
-------------------------------------------------------------------------------------
Service Fee         0.25%   0.25%   0.25%   0.25%       0.25%       0.25%       0.25%
-------------------------------------------------------------------------------------
Total
Distribution Plan   0.35%   1.00%   1.00%   0.50%       0.50%       1.00%       1.00%
-------------------------------------------------------------------------------------

MFD retains the service fee for accounts not attributable to a securities dealer, which for the six months ended June 30, 2003, amounted to:

                  CLASS A CLASS B CLASS C CLASS R  CLASS 529A  CLASS 529B  CLASS 529C

Service Fee
Retained by MFD  $337,331  $7,452  $5,046     $--         $51         $--        $--
-------------------------------------------------------------------------------------

Fees incurred under the distribution plan during the six months ended June 30, 2003, were as follows:

                  CLASS A CLASS B CLASS C CLASS R  CLASS 529A  CLASS 529B  CLASS 529C

Total
Distribution Plan   0.35%   1.00%   1.00%   0.50%       0.35%       1.00%      1.00%
-------------------------------------------------------------------------------------

Payment of the 0.15% per annum portion of the Class 529A distribution fee that is not currently being charged will be implemented on such a date as the Trustees of the Trust may determine.

The trust's distribution plan provides that the trust will pay MFD a distribution fee of up to 0.75% per annum, and a service fee of up to 0.25% per annum, of the trust's average daily net assets attributable to Class J shares. Class J shares are available for distribution through Monex, Inc. ("Monex") and its network of financial intermediaries. Monex also serves as the trust's Agent Company in Japan, and in that capacity represents the trust before Japanese regulatory authorities. MFD will pay to Monex all of the service fee attributable to Class J shares. Out of the distribution fee, MFD will pay to Monex 0.615% per annum of average net assets attributable to Class J shares and will retain the remaining 0.135%. A portion of the distribution fee to Monex, equal to 0.05% per annum of the trust's average daily net assets attributable to Class J shares, is paid to cover its services as the trust's Agent Company. Fees incurred under the distribution plan during the six months ended June 30, 2003 were 1.00% of average net assets attributable to Class J shares on an annualized basis.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for class A shares, 12 months following the purchase, and, for class C and 529C shares, the first year from the end of the calendar month of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B and Class 529B shares in the event of a shareholder redemption within six years from the end of the calendar month of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended June 30, 2003, were as follows:

                             CLASS A   CLASS B   CLASS C CLASS 529B CLASS 529C

Contingent Deferred Sales
Charges Imposed              $25,027$2,849,378   $15,293        $--        $--
--------------------------------------------------------------------------------

The trust has and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the trust's 529 share classes is made. The trust has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% from the trust based solely upon the value of the trust's 529 share classes attributable to tuition programs to which MFD or a third party which contracts with MFD provides administrative services. The current fee has been established at 0.25% annually of average net assets of the trust's 529 share classes attributable to such programs. The fee may only be increased with the approval of the board of trustees that oversees the trust. The services provided by MFD or a third party with which MFD contracts include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements.

SHAREHOLDER SERVICING AGENT - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the trust's average daily net assets at an annual rate of 0.11%. Prior to April 1, 2003, the fee was 0.10% of the trust's average daily net assets.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                                 PURCHASES              SALES

Investments (non-U.S. government securities)                $2,304,261,536     $2,762,013,757

The cost and unrealized appreciation and depreciation in the value of the investments owned by the trust, as computed on a federal income tax basis, are as follows:

Aggregate cost                                           $6,628,665,065
Gross unrealized appreciation                              $380,479,762
Gross unrealized depreciation                              (238,076,849)
Net unrealized appreciation                                $142,402,913

(5) SHARES OF BENEFICIAL INTEREST
The trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in trust shares were as follows:

                                          Six months ended                           Year ended
                                              6/30/03                                 12/31/02
                                    SHARES              AMOUNT              SHARES              AMOUNT

CLASS A SHARES

Shares sold                   374,980,266         $4,889,506,620         360,607,315           $5,020,795,242
-------------------------------------------------------------------------------------------------------------
Shares issued to
shareholders in
reinvestment of
distributions                     331,625              4,179,119           1,075,267               14,964,133
-------------------------------------------------------------------------------------------------------------
Shares reacquired            (395,035,557)        (5,179,691,290)       (422,512,573)          (5,928,364,644)
-------------------------------------------------------------------------------------------------------------
Net decrease                  (19,723,666)         $(286,005,551)        (60,829,991)           $(892,605,269)
-------------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                     6,158,438            $78,071,455          17,649,923             $255,237,932
-------------------------------------------------------------------------------------------------------------
Shares issued to
shareholders in
reinvestment of
distributions                          --                     --                  --                       --
-------------------------------------------------------------------------------------------------------------
Shares reacquired             (23,418,365)          (294,129,458)        (64,209,641)            (895,989,855)
-------------------------------------------------------------------------------------------------------------
Net decrease                  (17,259,927)         $(216,058,003)        (46,559,718)           $(640,751,923)
-------------------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                     1,380,253            $17,484,327           5,206,857              $74,888,042
-------------------------------------------------------------------------------------------------------------
Shares issued to
shareholders in
reinvestment of
distributions                          --                     --                  --                       --
-------------------------------------------------------------------------------------------------------------
Shares reacquired              (5,967,174)           (74,703,216)        (19,273,711)            (269,882,839)
-------------------------------------------------------------------------------------------------------------
Net decrease                   (4,586,921)          $(57,218,889)        (14,066,854)           $(194,994,797)
-------------------------------------------------------------------------------------------------------------

CLASS I SHARES

Shares sold                       715,827             $9,222,977           5,282,869              $68,942,059
-------------------------------------------------------------------------------------------------------------
Shares issued to
shareholders
in reinvestment
of distributions                   43,634                544,987              39,714                  577,836
-------------------------------------------------------------------------------------------------------------
Shares reacquired              (1,792,541)           (23,170,946)         (1,533,795)             (21,723,069)
-------------------------------------------------------------------------------------------------------------
Net increase (decrease)        (1,033,080)          $(13,402,982)          3,788,788              $47,796,826
-------------------------------------------------------------------------------------------------------------

CLASS J SHARES

Shares sold                         2,481                $30,928              13,920                 $200,598
-------------------------------------------------------------------------------------------------------------
Shares issued to
shareholders in
reinvestment of
distributions                          --                     --                  --                       --
-------------------------------------------------------------------------------------------------------------
Shares reacquired                  (3,170)               (39,468)             (9,880)                (132,238)
-------------------------------------------------------------------------------------------------------------
Net increase (decrease)              (689)               $(8,540)              4,040                  $68,360
-------------------------------------------------------------------------------------------------------------

CLASS R SHARES

Shares sold                        91,693             $1,192,297                 389                   $5,000
-------------------------------------------------------------------------------------------------------------
Shares issued to
shareholders in
reinvestment of
distributions                          26                    330                  --                       --
-------------------------------------------------------------------------------------------------------------
Shares reacquired                 (36,721)              (472,165)                 --                       --
-------------------------------------------------------------------------------------------------------------
Net increase                       54,998               $720,462                 389                   $5,000
-------------------------------------------------------------------------------------------------------------

                                          Six months ended                          Period ended
                                              6/30/03                                12/31/02**
                                    SHARES              AMOUNT              SHARES              AMOUNT

CLASS 529A SHARES

Shares sold                        22,655               $295,007              10,249                 $133,493
-------------------------------------------------------------------------------------------------------------
Shares issued to
shareholders in
reinvestment of
distributions                         133                  1,666                  31                      417
-------------------------------------------------------------------------------------------------------------
Shares reacquired                      (1)                   (10)                (33)                    (429)
-------------------------------------------------------------------------------------------------------------
Net increase                       22,787               $296,663              10,247                 $133,481
-------------------------------------------------------------------------------------------------------------

CLASS 529B SHARES

Shares sold                         1,690                $21,163               2,980                  $37,693
-------------------------------------------------------------------------------------------------------------
Shares issued to
shareholders in
reinvestment of
distributions                          15                    184                  13                      171
-------------------------------------------------------------------------------------------------------------
Shares reacquired                    (126)                (1,727)                (27)                    (336)
-------------------------------------------------------------------------------------------------------------
Net increase                        1,579                $19,620               2,966                  $37,528
-------------------------------------------------------------------------------------------------------------

CLASS 529C SHARES

Shares sold                         3,469                $44,335               7,271                  $89,984
-------------------------------------------------------------------------------------------------------------
Shares issued to
shareholders in
reinvestment of
distributions                          60                    716                   4                       53
-------------------------------------------------------------------------------------------------------------
Shares reacquired                      --                     --                 (16)                    (203)
-------------------------------------------------------------------------------------------------------------
Net increase                        3,529                $45,051               7,259                  $89,834
-------------------------------------------------------------------------------------------------------------
 *For the period from the inception of Class R, December 31, 2002, through December 31, 2002. There was no operating activity associated with Class R shares for this period.
**From the inception of the class' investment operations, July 31, 2002, through December 31, 2002.

(6) LINE OF CREDIT
The trust and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. A commitment fee of $21,642 which is based on the average daily unused portion of the line of credit is included in miscellaneous expense. The trust had no significant borrowings during the period.

------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS
------------------------------------------------------------------------------------------------------------

The following tables present certain information regarding the Trustees and officers of the trust, including their principal occupations, which, unless specific dates are shown, are of more than five years' duration, although the titles may not have been the same throughout.

Name, age, position with the Trust, principal occupation, and other directorships(1)
INTERESTED TRUSTEES

JEFFREY L. SHAMES(2) (born 06/02/55)                     ABBY M. O'NEILL (born 04/27/28)
Chairman                                                 Trustee
Massachusetts Financial Services Company, Chairman       Private investor; Rockefeller Financial Services,
                                                         Inc. (investment advisers), Chairman and Chief
JOHN W. BALLEN(2) (born 09/12/59)                        Executive Officer
Trustee and President
Massachusetts Financial Services Company, Chief          LAWRENCE T. PERERA (born 06/23/35)
Executive Officer and Director                           Trustee
                                                         Hemenway & Barnes (attorneys), Partner
KEVIN R. PARKE(2) (born 12/14/59)
Trustee                                                  WILLIAM J. POORVU (born 04/10/35)
Massachusetts Financial Services Company,                Trustee
President, Chief Investment Officer and Director         Private investor; Harvard University Graduate
                                                         School of Business Administration, Class of 1961
INDEPENDENT TRUSTEES                                     Adjunct Professor in Entrepreneurship Emeritus;
                                                         CBL & Associates Properties, Inc. (real estate
LAWRENCE H. COHN, M.D. (born 03/11/37)                   investment trust), Director
Trustee
Brigham and Women's Hospital, Chief of Cardiac           J. DALE SHERRATT (born 09/23/38)
Surgery; Harvard Medical School, Professor of            Trustee
Surgery                                                  Insight Resources, Inc. (acquisition planning
                                                         specialists), President; Wellfleet Investments
WILLIAM R. GUTOW (born 09/27/41)                         (investor in health care companies), Managing
Trustee                                                  General Partner (since 1993); Cambridge
Private investor and real estate consultant;             Nutraceuticals (professional nutritional
Capitol Entertainment Management Company (video          products), Chief Executive Officer (until May
franchise), Vice Chairman                                2001)

J. ATWOOD IVES (born 05/01/36)                           ELAINE R. SMITH (born 04/25/46)
Trustee                                                  Trustee
Private investor; KeySpan Corporation (energy            Independent health care industry consultant
related services), Director; Eastern Enterprises
(diversified services company), Chairman, Trustee        WARD SMITH (born 09/13/30)
and Chief Executive Officer (until November 2000)        Trustee
                                                         Private investor


(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(2) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the
    1940 Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

Trustees and Officers - continued

OFFICERS

JEFFREY L. SHAMES (born 06/02/55)                        ROBERT R. FLAHERTY (born 09/18/63)
Chairman                                                 Assistant Treasurer
Massachusetts Financial Services Company, Chairman       Massachusetts Financial Services Company, Vice
                                                         President (since August 2000); UAM Fund Services,
JOHN W. BALLEN (born 09/12/59)                           Senior Vice President (prior to August 2000)
Trustee and President
Massachusetts Financial Services Company, Chief          RICHARD M. HISEY (born 08/29/58)
Executive Officer and Director                           Treasurer
                                                         Massachusetts Financial Services Company, Senior
JAMES R. BORDEWICK, JR. (born 03/06/59)                  Vice President (since July 2002); The Bank of New
Assistant Secretary and Assistant Clerk                  York, Senior Vice President (September 2000 to
Massachusetts Financial Services Company, Senior         July 2002); Lexington Global Asset Managers, Inc.,
Vice President and Associate General Counsel             Executive Vice President and Chief Financial
                                                         Officer (prior to September 2000); Lexington
STEPHEN E. CAVAN (born 11/06/53)                         Funds, Treasurer (prior to September 2000)
Secretary and Clerk
Massachusetts Financial Services Company, Senior         ELLEN MOYNIHAN (born 11/13/57)
Vice President, General Counsel and Secretary            Assistant Treasurer
                                                         Massachusetts Financial Services Company, Vice
STEPHANIE A. DESISTO (born 10/01/53)                     President
Assistant Treasurer
Massachusetts Financial Services Company, Vice           JAMES O. YOST (born 06/12/60)
President (since April 2003); Brown Brothers             Assistant Treasurer
Harriman & Co., Senior Vice President (November          Massachusetts Financial Services Company, Senior
2002 to April 2003); ING Groep N.V./Aeltus               Vice President
Investment Management, Senior Vice President
(prior to November 2002)

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal.
Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Messrs. Shames, Ives, Perera and Poorvu, and Ms. Smith, have served in their capacity as Trustee of the
Trust continuously since originally elected or appointed. Messrs. Ballen and Gutow have each served as a
Trustee of the Trust since August 1, 2001. Messrs. Cohn, Sherratt and Smith, and Ms. O'Neill, were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr. Parke has served as
Trustee of the Trust since January 1, 2002.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 112 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.
-------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                       CUSTODIANS
Massachusetts Financial Services Company                 State Street Bank and Trust Company
500 Boylston Street, Boston, MA                          225 Franklin Street, Boston, MA
02116-3741                                               02110

DISTRIBUTOR                                              JP Morgan Chase Bank
MFS Fund Distributors, Inc.                              One Chase Manhattan Plaza
500 Boylston Street, Boston, MA                          New York, NY 10081
02116-3741

PORTFOLIO MANAGERS
John D. Laupheimer, Jr.(1)
Brooks Taylor(1)

(1) MFS Investment Management

------------------------------------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS
------------------------------------------------------------------------------

YOUR GOALS ARE IMPORTANT

MFS offers a complete range of investments and investment services to address specific financial needs over time. When your investing goals change, you can easily stay with MFS for the products you need, when you need them. Whether you're investing for college or retirement expenses or for tax management or estate planning, MFS will be there.

Ask your investment professional how MFS can help you move toward the goals you've set.

            MFS FAMILY OF FUNDS(R)

            More than 50 portfolios offer domestic and international equity and fixed-income investment across the full risk spectrum

            VARIABLE ANNUITIES

            A selection of annuity products with advantages for building and preserving wealth

            MFS 401(k) AND IRA SUITES

            Retirement plans for businesses and individuals

            MFS COLLEGE SAVINGS PLANS

            Investment products to help meet education expenses

            MFS PRIVATE PORTFOLIO SERVICES

            Investment advisory services that provide custom products for high-net-worth individuals

You can obtain a prospectus for any MFS product from your investment professional. The prospectus contains complete information on the fees and risks associated with investing. Read the prospectus carefully before investing or sending money.

--------------------------------------------------------------------------------
CONTACT INFORMATION
--------------------------------------------------------------------------------

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 2281
                Boston, MA 02107-9906

Type of Information          Phone number        Hours, Eastern Time
--------------------------------------------------------------------------------
General information          1-800-225-2606      8 a.m. to 8 p.m., any
                                                 business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired  1-800-637-6576      9 a.m. to 5 p.m., any
                                                 business day
--------------------------------------------------------------------------------
Shares prices, account       1-800-MFS-TALK
balances                     (1-800-637-8255)
exchanges or stock and       touch-tone required 24 hours a day, 365 days a year
bond outlooks
--------------------------------------------------------------------------------

WORLD WIDE WEB

Go to WWW.MFS.COM for a clear view of market events, investor education, account access, and product and performance insights.

Go paperless with EDELIVERY: Join your fellow shareholders who are already taking advantage of this great new benefit from MFS. With eDelivery, we send you prospectuses, reports, and proxies electronically. You get timely information without mailbox clutter (and help your fund save printing and postage costs).

SIGN-UP instructions: If your account is registered with us, go to www.mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or through a retirement plan, MFS Talk, MFS Access, and eDelivery may not be available to you.

[logo] M F S(R)
INVESTMENT MANAGEMENT

500 Boylston Street
Boston, MA 02116-3741

(C) 2003 MFS Investment Management(R)
MFS(R) Investment products are offered through MFS Fund Distributors, Inc.
500 Boylston Street, Boston, MA 02116                         MIT-SEM-8/03 565M

ITEM 2.  CODE OF ETHICS.

Not applicable at this time. Applicable for annual reports filed for fiscal years ending on or after July 15, 2003.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time. Applicable for annual reports filed for fiscal years ending on or after July 15, 2003.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time. Applicable for annual reports filed for the first fiscal year ending after December 15, 2003.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

If applicable, not applicable at this time. Applicable for annual reports covering periods ending on or after the compliance date for the listing standards applicable to the particular issuer. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant's first annual shareholders meeting after January 15, 2004 or October 31, 2004.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

If applicable, not applicable at this time. Applicable for annual reports filed on or after July 1, 2003.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

ITEM 10.  EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

     (b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

     [If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of
     Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.][The submission of Section 906 certifications has been proposed by the SEC, but has not yet been finalized. The SEC has encouraged issuers to submit Section 906 certifications as an exhibit to Form N-CSR until the final rule has been adopted. Please see Proposed Rule: Certification of Disclosure in Certain Exchange Act Reports, Release No. 33-8212 (March 21, 2003)].

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MASSACHUSETTS INVESTORS TRUST
             -------------------------------------------------------------------


By (Signature and Title)*  /s/ JOHN W. BALLEN
                           -----------------------------------------------------
                           John W. Ballen, President

Date:  August 25, 2003
       ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)* /s/ JOHN W. BALLEN
                          ------------------------------------------------------
                          John W. Ballen, President
                          (Principal Executive Officer)

Date:  August 25, 2003
       ---------------

By (Signature and Title)* /s/ RICHARD M. HISEY
                          ------------------------------------------------------
                          Richard M. Hisey, Treasurer
                          (Principal Financial Officer and Accounting Officer)

Date:  August 25, 2003
       ---------------

* Print name and title of each signing officer under his or her signature.